Performance Management	Apr. 30, 2026
Manor Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below shows how the Manor Fund’s investment results vary from year to year. The table below shows how the Manor Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Manor Fund. The Manor Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Manor Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance
Bar Chart [Heading]	Performance Bar Chart – Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Manor Fund’s year-to-date total return through March 31, 2026 was 0.63%. During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was -25.06% during the 1st Quarter 2020. The highest return was 19.42% during the 2nd Quarter 2020.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	19.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts
Performance [Table]

	1 Year	5 Years	10 Years

Return before taxes	20.67%	13.78%	10.78%
Return after taxes on distributions	18.11%	12.35%	9.51%
Return after taxes on distributions & sale of Fund shares	13.44%	10.70%	8.43%

S&P 500 Index Reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.82%

Performance Table Closing [Text Block]

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below shows how the Manor Growth Fund’s investment results vary from year to year. The table below shows how the Manor Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Manor Growth Fund. The Manor Growth Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Manor Growth Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance
Bar Chart [Heading]	Performance Bar Chart – Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Manor Growth Fund’s year-to-date total return through March 31, 2026 was -9.77%. During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Growth Fund was -17.40% for the 1st Quarter of 2020, the highest return was 25.27% during the 2nd Quarter of 2020.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	25.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(17.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts
Performance [Table]
	1 Year	5 Years	10 Years

Return before taxes	15.45%	13.27%	14.21%
Return after taxes on distributions	12.96%	11.82%	12.83%
Return after taxes on distributions & sale of Fund shares	10.36%	10.34%	11.53%

S&P 500 Index Reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.82%

Performance Table Closing [Text Block]

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below shows how the Manor Bond Fund’s investment results vary from year to year. The table below shows how the Manor Bond Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Bond Fund. The Manor Bond Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Manor Bond Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance
Bar Chart [Heading]	Performance Bar Chart – Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Manor Bond Fund’s year-to-date total return through March 31, 2026 was -0.10%. During the period shown in the bar chart above, the lowest return for a calendar quarter was -4.22% for the 1st Quarter of 2022, the highest return was 6.46% during the 1st Quarter of 2020.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(4.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns For the Periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts
Performance [Table]

	1 Year	5 Years	10 Years

Return before taxes	6.08%	-0.08%	0.88%
Return after taxes on distributions	5.28%	-0.56%	0.50%
Return after taxes on distributions & sale of Fund shares	3.60%	-0.27%	0.51%

Bloomberg Intermediate-term Treasury Index - Reflects no deduction for fees, expenses or taxes	6.51%	0.61%	1.75%

Performance Table Closing [Text Block]

The primary index for comparison is the Bloomberg Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.